Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 17 – COMMITMENTS AND CONTINGENCIES

Contingencies

Lawsuit with Beijing iQIYI Technology Co., Ltd.

On February 15, 2019, Beijing iQIYITechnology Co., Ltd. filed lawsuits with Beijing Internet Court alleging Shenzhen Jiu Zhou Shi Dai Digital and Technology Limited and Beijing Zhong Chuan Shi Xun Technology Limited are in infringement of exclusive rights to communication through information network of certain works, performances, audio and video products and claiming the economic loss amounts to approximately $400,000 (RMB 2,610,000). The Court ruled that the economic loss amounts to $41,000 (RMB270,000). On November 25, 2020, The Court of Appeal has confirmed the judge’s decision.

On December 14, 2019, Beijing Internet Court arranged a trial; Beijing iQIYI and the Company are negotiating a potential settlement while expecting a verdict from the court. The Court ruled that the economic loss amounts to $21,000 (RMB140,000). On November 25, 2020, The Court of Appeal has confirmed the judge’s decision.